Trade receivables - Disclosure of Movements of the Provision for the Impairment of Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	€ 391,528
Financial assets at end of period	439,657	€ 391,528
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	248,227
Financial assets at end of period	248,383	248,227
Trade receivables | Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(4,127)	(2,062)
Income statement charge for the year	(1,070)	(3,763)
Write-offs	117	236
Reversal of unused amounts	721	1,424
Exchange differences	10	38
Financial assets at end of period	€ (4,349)	€ (4,127)